Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities Iincluded in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (46)	$ (40)
Corporate
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(4)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(41)	$ (40)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (1)